Note 13 - Income Tax (Details) - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	$ 675	$ 989	$ 808
Changes in deferred income tax assets	1,976	(72)	(474)
Adjustments to prior years’ taxes	20	23	20
Changes in valuation allowances for deferred income tax assets	13	150	515
Withholding taxes on repatriation of subsidiary profits	1,757
Other	199	94	123
	$ 4,640	$ 1,184	$ 992